SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The Company's revenues are generated in U.S. dollars, New Israeli Shekels (NIS), Australian dollars, Canadian dollars and Euros. In addition, most of the Company's costs are incurred in U.S. dollars, NIS, Australian dollars, Canadian dollars, Euros and Singapore dollars.

The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency  of the Company is the U.S. dollar.

Effective July 1, 2012, the Company changed its functional currency to the U.S. dollar from the NIS.

In determining the appropriate functional currency that should be used, the Company followed the guidance in ASC 830-10-55-5, which states that the following economic factors, and possibly others, should be considered both individually and collectively when determining the functional currency:

Sales market indicators – With the acquisition of the remaining shares of Caesarstone USA (see note 1b), the Company's management anticipated that the USD-denominated portion of the Company's sales would continue to grow in the future due to the significant growth opportunities in the U.S. market.

Financing indicators – The initial public offering of the Company's shares and listing in the United States, which has given the Company more access to the U.S. market, and therefore contributed to an increase in cash flows of U.S. dollars. The Company's management expects that the Company's future financing and capital raising will be primarily in USD and in the U.S capital markets.

Cash flow indicators - The Company's cash inflows and outflows are affected by the sales, expenses and financing indicators that were analyzed above.

Budget – At the beginning of 2012,  the Company's management changed the currency of its budget from NIS to USD. The change was made as a result of the increasing USD exposure through its revenue and expenses, the expected IPO which the Company anticipated increased the Company's USD cash flow and management planned to expand its operations in the U.S market by establishing a significant manufacturing facility in the U.S, which would increase the Company's sales denominated in USD.

Based on the above, the Company's management believes that its primary economic environment has changed from NIS to the U.S. dollar.  This has resulted in significant changes in economic facts and circumstances that indicate that the functional currency has changed from the NIS to the U.S. dollar.  The Company accounted for the change in functional currency prospectively as it is the result of a change in facts.

As of July 1, 2012, all the Company's assets and liabilities were translated using the current rate method, using the U.S. dollar exchange rate as of June 30, 2012, and equity was translated using the historical exchange rate at the relevant transaction date. Since the Company's reporting currency has not changed (it was the U.S. dollar also prior to June 30, 2012, in accordance with the U.S. Securities and Exchange Commission's Regulation S-X, Rule 3-20), the Company previously translated its financial statements (from the former functional currency NIS to the reporting currency U.S. dollars) using the same current rate method, therefore, no translation differences have resulted from the change in functional currency.

The functional currency of each of the Company's foreign subsidiaries is the local currency in which it operates.

ASC 830 "Foreign Currency Matters" sets the standards for translating foreign currency financial statements of consolidated subsidiaries. The first step in the translation process is to identify the functional currency for each entity included in the financial statements. The accounts of each entity are then measured in its functional currency. All transaction gains and losses from the measurement of monetary balance sheet items, which are not related to subsidiaries translation, are reflected in the consolidated statement of income as finance income or expenses, as appropriate.

After the measurement process is complete, the consolidated financial statements are translated into the parent functional currency (U.S. dollar) using the current rate method. Translation adjustments relating to conversion to functional currencies within group entities are reported as a component of shareholders' equity. Equity accounts are translated using historical exchange rates. All other balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Statement of income amounts have been translated using the average exchange rate for the year.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly and majority-owned subsidiaries. Intercompany transactions and balances, including profit from intercompany sales not yet realized outside of the Company, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.
Short-term bank deposits
e.
Short-term bank deposits:

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost, which approximates their fair value.

Derivatives
f.	Derivatives:

ASC 815, “Derivative and Hedging”, requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction affects earnings.

The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency salary payments during the periods, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in NIS.

These forward contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match the underlying transactions being hedged.

As of December 31, 2014, the unrealized loss recorded in accumulated other comprehensive income from the Company's currency forward transactions were $1,334.

At December 31, 2014 the notional amounts of foreign exchange forward contracts which the Company entered into were $12,925.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and options contracts to limit its exposure to foreign currencies. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2014, and 2013, the notional amount of foreign exchange forward and option contracts into which the Company entered was $86,639 and $65,098, respectively. The foreign exchange forward and options contracts will expire at various times through December, 2015.

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,

		2014	2013
Derivative Assets:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$2,479	$2,353

Total		$2,479	$2,353

Derivative Liabilities

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Other accounts payable and accrued expenses	$(1,447)	$-

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	$(1,453)	$(64)

Total		$(2,900)	$(64)

	Loss Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2014	2013	Item	2014	2013

Derivatives designated as hedging instruments:
Foreign exchange forward contract	$(1,334)	$-	Operating expenses	$(834)	$-

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	$-	$-	Financial expense (income), net	$(153)	$6,667

Total	$(1,334)	$-		$(987)	$6,667

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw Materials - Cost is determined on a standard cost basis which approximates actual costs on a weighted average basis.

Work-in-progress and finished products - are based on standard cost (which approximates actual cost on a weighted average basis) which includes materials, labor and manufacturing overhead.

Finished goods are stated at the lower of cost or market.

The following table provides the details of the change in the Company's provision for inventory:

	December 31,
	2014	2013

Inventory provision, beginning of year	$6,268	$5,807
Increase in inventory provision	1,707	986
Write off	(251)	(525)

Inventory provision, end of year	$7,724	$6,268

Property, plant and equipment
h.	Property, plant and equipment, net:

1.
Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants.

Costs recorded prior to a production line completion are reflected as construction in progress, which are recorded to Land, building and machinery assets at the date purchase. Construction in progress includes direct expenditures for the construction of the production line and is stated at cost. Capitalized costs include costs incurred under the construction contract: advisory, consulting and direct internal costs (including labor) and operating costs incurred during the construction and installation phase.

2.
Materials, payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use are capitalized as part of the cost of property, plant and equipment.

3.	Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5
Leasehold improvments	Over the shorter of the term of the lease or the life of the asset

The Company has accounted for its assets that are under a capital lease arrangement in accordance with Accounting Standard Codification 840 "Leases" ("ASC 840"). Accordingly, assets under a capital lease are stated as assets of the Company on the basis of ordinary purchase prices (without the financing component), and depreciated according to the shorter of the lease term and the usual depreciation rates applicable to such assets.

Lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company's long-lived assets, tangible and intangible assets (other than goodwill), are reviewed for impairment in accordance with Accounting Standard Codification 360 "Property, Plant and Equipment" ("ASC 360") whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment losses were identified during any period presented.

Goodwill
j.	Goodwill:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under Accounting Standard Codification 350, "Intangibles-Goodwill and Other" ("ASC 350") goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently, if impairment indicators are present. The Company operates in one operating segment. Each of the Company's subsidiaries could be considered to be reporting units, however the Company concluded that all of the Company's components should be aggregated and deemed as a single reporting unit for the purpose of performing the goodwill impairment test in accordance with ASC 350-20-35-35, since they have similar economic characteristics.

Goodwill was tested for impairment by comparing its fair value with its carrying value. As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of reporting unit. No impairment of goodwill was identified during any period presented.

Warranty
k.	Warranty:

The Company generally provides a standard warranty of between three and ten years for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The following table provides the details of the change in the Company's warranty accrual for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013

Warranty provision, beginning of year	$2,624	$2,223
Charged to costs and expenses relating to new sales	1,154	1,338
Costs of product warranty claims	(989)	(1,159)
Foreign currency translation adjustments	(169)	222

Warranty provision, end of year	$2,620	$2,624

Revenue recognition
l.	Revenue recognition:

The Company derives its revenues from sales of quartz surfaces mostly through a combination of direct sales in certain markets and indirectly through a network of distributors in other markets.

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is probable and no further obligations exist.

All of the Company's products that are sold through agreements with exclusive distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors to be end-consumers.

Research and development costs
m.	Research and development costs:
Research and development costs, net of grants received, are charged to the statement of income as incurred.
Income taxes
n.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes". This statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting purposes, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

The Company accounts for its uncertain tax positions in accordance with ASC 740 (formerly: FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109"). ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its tax expenses.

Advertising expenses
o.	Advertising expenses:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2014, 2013 and 2012 were $18,557, $16,589 and $14,931, respectively.
Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits and trade receivables.

The Company's cash and cash equivalents are invested primarily in U.S. dollars,  mainly with major banks in Israel.

The Company's trade receivables are derived from sales to customers located mainly in the United States, Australia, Canada, Europe and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any substantial losses. In certain circumstances, the Company requires letters of credit or prepayments. An allowance for doubtful accounts is provided with respect to specific receivables that the Company has determined to be doubtful of collection. For those receivables not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history, current economic trends and management estimates.

The following table provides the detail of the change in the Company's provision for doubtful debts:

	December 31,
	2014	2013

Balance at the beginning of the year	$1,898	$1,127
Charges to expenses	974	1,263
Write offs	(544)	(389)
Foreign currency translation adjustments	(103)	(103)

Balance at end of the year	$2,225	$1,898

Severance pay
q.	Severance pay:

The Company's liability for severance pay, with respect to its Israeli employees, is calculated pursuant to Israeli severance pay law and employee agreements based on the most recent salary of the employees. The Company's liability for all of its Israeli employees is provided for by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Some agreements with employees specifically state, in accordance with section 14 of the Severance Pay Law, 1963, that the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Further, since the Company has signed agreements with the section 14 provision with certain employees, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expenses for the years ended December 31, 2014, 2013 and 2012 amounted to approximately $455, $456 and $380, respectively.

Fair value of financial instruments
r.	Fair value of financial instruments:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1-
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2-	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3-	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2014 and 2013:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,479	$-	$2,479
Foreign currencies derivative liabilities	$-	$(2,900)	$-	$(2,900)

Total	$-	$(421)	$-	$(421)

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,353	$-	$2,353
Foreign currencies derivative liabilities	$-	$(64)	$-	$(64)

Total	$-	$2,289	$-	$2,289

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables, approximate their fair value due to the short-term maturities of such instruments. The carrying amount of long-term loans approximates their fair value as well.

Basic and diluted net income per share
s.	Basic and diluted net income per share:

Basic net income per share ("Basic EPS") is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share ("Diluted EPS") gives effect to all dilutive potential ordinary shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. The dilutive effect of outstanding stock options is computed using the treasury stock method. For the years ended December 31, 2014 and 2013 there were no outstanding stock options that were excluded from the computation of diluted net earnings per share, that would have had an anti dilutive effect if included.

Comprehensive income
t.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income" (formerly: SFAS No. 130, "Reporting Comprehensive Income"). This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to foreign currency translation adjustments.

Effective June 2011, the Company adopted the Financial Accounting Standards Board ("FASB") guidance on the presentation of comprehensive income. The Company elected to present the components of net income and other comprehensive income in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income.

Accounting for stock-based compensation
u.	Accounting for stock-based compensation:

1.
The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company accounts for employees' share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions. The Company elected to recognize compensation expense for an award that has a graded vesting schedule using the accelerated method.

The exercise price of each option is generally the fair market value on the date of the grant. Options generally become exercisable over a three to four-year period, subject to the continued employment of the employee. All options expire 7 years from the date of grant.

The Company did not grant any stock options during 2014. In 2012, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the following weighted average assumptions:

2012

Dividend yield	0%
Expected volatility	57%
Risk-free interest rate	0.73%
Expected life (in years)	4.22

The Company used volatility data of comparable companies with similar characteristics to the Company for calculating volatility in accordance with ASC 718. The computation of historical volatility was derived from the comparable companies' historical volatility for similar contractual terms.

The computation of risk free interest rate is based on the rate available on the date of grant of a zero-coupon U.S. government bond with a remaining term equal to the expected term of the option.

The expected term of options granted is calculated using the simplified method (being the average between the vesting periods and the contractual life of the options). The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The dividend yield is zero, due to a dividend adjustment mechanism with respect to the exercise price upon payment of a dividend.

2.
Phantom share based payment:

During 2014, the Company granted several of its employees a right to a bonus payment based on an increase in the Company's ordinary share value (the "phantom award") and under which the employees are entitled to receive in cash or shares the difference between exercise price, subject to adjustments for dividend distributions made until the actual payment of the bonus and the value of the Company's ordinary shares with such bonus right vesting over a four-year period on an annual basis.

According to ASC 718-10, “instruments that are required to be cash-settled (e.g., cash-settled stock appreciation rights) or require cash settlement on the occurrence of a contingent event that is considered probable” should be treated as a liability. As such, in this case the share-based compensation is accounted for as a liability award. According to ASC 718-10, in connection with the measurement of the liability settlement, the value of the award should be measured each reporting date until settlement. The fair value of the phantom award was calculated using the Binominal option pricing model.

After implementing the above accounting treatment, the liability balance that the Company recorded as of December 31, 2014 was $1,555. As of December 31, 2014, there was $2,547 of total unrecognized compensation cost related to the phantom award.

As of December 31, 2014, the Company estimated the fair value of phantom awards granted using the binominal option pricing model with the following weighted average assumptions:
December 31, 2014

Dividend yield	0%
Expected volatility	45%
Risk-free interest rate	1.9%
Expected life (in years)	6.3

Redeemable non-controlling interest
v.	Redeemable non-controlling interest:

The Company is party to a put and call arrangement with respect to the remaining 45% non-controlling interest in Caesarstone Canada, Inc. Due to the existing put and call arrangements, the non-controlling interest is considered to be redeemable and is recorded on the balance sheet as a redeemable non-controlling interest outside of permanent equity. The redeemable non-controlling interest is recognized at the higher of: i) the accumulated earnings associated with the non-controlling interest, or ii) the redemption value as of the balance sheet date.

The following table provides a reconciliation of the redeemable non-controlling interest:

	December 31,
	2014	2013	2012

Beginning of the year	$7,624	$7,106	$6,205
Net income attributable to non-controlling interest	1,820	1,009	735
Foreign currency translation adjustments	(729)	(491)	166

Redeemable non-controlling interest - end of the year	$8,715	$7,624	$7,106

Comprehensive (loss) income
w.	Comprehensive (loss) income:

In 2012, the Company adopted ASU No 2011-05 presentation of comprehensive income. This amended standard eliminates the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity, and requires that all changes in shareholders' equity-except investments by, and distributions to, owners-  be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

The Company's adoption of this amended standard impacted the presentation of other comprehensive income, as the Company has elected to present two separate but consecutive statements, though it did not have an impact on the Company's financial position or results of operations.

The total accumulated other comprehensive income, net was comprised as follows:

	December 31,
	2014	2013

Accumulated losses on derivative instruments	$(1,334)	$-
Accumulated foreign currency translation differences	800	3,680

Total accumulated other comprehensive income, net	$(534)	$3,680

In 2013, the Company adopted ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income (“AOCI”). This new accounting standard improves the reporting of reclassifications out of AOCI by requiring an entity to report the effect of significant reclassifications out of AOCI. The adoption of the ASU did not have an impact on the Company's financial position or results of operations.

The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the year ended December 31, 2014:

	Unrealized gains (losses) on derivative instruments	Accumulated foreign currency translation differences	Total

Balance as of December 31, 2013	$-	$3,680	$3,680
Other comprehensive income (loss) before reclassifications	(2,168)	(2,880)	(5,048)
Amounts reclassified from AOCI	834	-	834

Net current period other comprehensive income	(1,334)	(2,880)	(4,214)

Balance as of December 31, 2014	$(1,334)	$800	$(534)

The following table provides details losses on cash flow hedge reclassified out of accumulated other comprehensive income:

Year ended December 31, 2014	Affected line item in the consolidated statement of income

$692	Cost of revenues
17	Research and development
67	Marketing and selling
58	General and administrative
$834

Capitalized software costs
x.
Capitalized software costs:

The Company follows the accounting guidance specified in ASC 350-40, “Internal-Use Software”. The Company capitalizes costs incurred in the acquisition or development of software for internal use, including the costs of the software, materials, and consultants incurred in developing internal-use computer software, once final selection of the software is made. Costs incurred prior to the final selection of software and costs not qualifying for capitalization are charged to expense. Capitalized software costs are amortized on a straight-line basis over it's useful life.

Impact of recently issued accounting standards
y.	Impact of recently issued accounting standards

1.
In August 2014, the Financial Accounting Standards Board (“FASB”) issued amended guidance related to disclosure of uncertainties about an entity's ability to continue as a going concern. The new guidance requires management to evaluate whether there is substantial doubt about the entity's ability to continue as a going concern and, as necessary, to provide related footnote disclosures. The guidance has an effective date of December 31, 2016. The Company believes that the adoption of this new standard will not have a material impact on its consolidated financial statements.

2.
In May 2014, the FASB issued guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance is effective for the interim and annual periods beginning on or after December 15, 2016 (early adoption is not permitted). The guidance permits the use of either a retrospective or cumulative effect transition method. The Company is currently evaluating the potential effect of the amended guidance on its consolidated financial statements.

3.
In April 2014, the FASB issued amended guidance related to discontinued operations. The new guidance limits the presentation of discontinued operations to business circumstances when the disposal of the business operation represents a strategic shift that has had or will have a major effect on operations and financial results. This guidance is effective for fiscal years beginning January 1, 2015. The Company believes that the adoption of this new standard will not materially impact its consolidated financial statements.